Discontinued Operations (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Disposal Group, Including Discontinued Operation, Revenue	$ 99,000
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ 1,593,000